Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common Stock [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding (Parentheticals) [Line Items]
Par value, Common shares par value	$ 0.01	$ 0.01
Earnout Shares [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding (Parentheticals) [Line Items]
Par value , Earnout Shares par value	0.01	0.01
Common shares under share-based compensation plan [Member]
Shareholders' Equity (Details) - Schedule of Common Shares Issued and Outstanding (Parentheticals) [Line Items]
Par value, Common shares under share-based compensation plan par value	$ 0.01	$ 0.01